Goodwill - Additional Information (Details) $ in Millions	12 Months Ended
Apr. 30, 2023 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Term for calculating profit marging for cash generating units	3 years
BioStrand
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 2.5